Securities at fair value through other comprehensive income and securities at amortized cost (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	₩ 64,838,323	₩ 58,316,112
Securities at amortized cost	49,930,076	47,282,623
Total	114,768,399	105,598,735
Stocks
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	922,579	777,901
Debt securities
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	63,806,919	57,409,433
Securities at amortized cost	49,930,076	47,282,623
Government
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	25,687,070	19,370,393
Securities at amortized cost	34,679,301	31,816,320
Equity investments
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	4,118	4,445
Others
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	104,707	124,333
Financial Institutions bonds
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	19,702,292	20,053,716
Securities at amortized cost	3,423,536	3,835,577
Others
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	18,417,557	17,985,324
Securities at amortized cost	11,827,239	11,630,726
Equity securities
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	₩ 1,031,404	₩ 906,679